ORGANIZATION	Dec. 26, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

WisdomTree Bitcoin Fund (the “Fund”) is a Delaware statutory trust organized on March 8, 2021 under Delaware law pursuant to the Delaware Statutory Trust Act (“DTSA”) and a Trust Agreement, as amended from time to time (the “Trust Agreement”). The Fund’s investment objective is to gain exposure to the price of bitcoin, less expenses and liabilities of the Fund’s operations. The Fund issues common shares of beneficial interest (the “Shares”) and expects to operate as an exchange traded fund that will be listed on the Cboe BZX Exchange, Inc. (the “Exchange”) and will trade under the ticker symbol “BTCW.”

WisdomTree Digital Commodity Services, LLC (the “Sponsor”) serves as sponsor of the Fund. The Sponsor arranges for the creation of the Fund and is responsible for the ongoing registration of the Shares for public offering in the United States and the listing of Shares on the Exchange. The Sponsor will develop and administer a marketing plan for the Fund and prepare marketing materials regarding the Shares, in each case in conjunction with Foreside Fund Services, LLC (the “Marketing Agent”). The sponsor will select the service providers, negotiate the applicable agreements and fees and monitors the performance of the Fund.

Delaware Trust Company acts as the trustee of the Fund for the purpose of creating a Delaware statutory trust in accordance with the DTSA. The Trustee is appointed to serve as the trustee of the Fund in the State of Delaware for the sole purpose of satisfying the requirement of Section 3807(a) of the DSTA that the Fund have at least one trustee with a principal place of business in the State of Delaware.

The Fund had no operations to date other than matters relating to its organization and registration under the Securities Act of 1933, as amended, and the sale and issuance of 1,000 common shares of beneficial interest on December 22, 2023. Proceeds from the issuance of these shares were held in cash as presented on the Fund’s statement of assets and liabilities.

In the ordinary course of operation, the Fund will sell or redeem its Shares, in blocks of 5,000 Shares (a “Basket”) based on the quantity of bitcoin attributable to each Share of the Fund (net of accrued but unpaid expenses and liabilities). For a subscription of Shares, the subscription shall be in the amount of cash needed to purchase the amount of bitcoin represented by the Basket being created, in each case as calculated by State Street Bank and Trust Company (“State Street”) the Fund’s administrator (the “Fund Administrator” or the “Cash Custodian”). For a redemption of Shares, the Sponsor shall arrange for the bitcoin represented by the Basket to be sold and the cash proceeds distributed. Financial firms that are authorized to purchase or redeem Shares with the Fund (known as “Authorized Participants”) will deliver cash to the Fund’s account with the Cash Custodian in exchange for Shares when they purchase Shares, and will receive cash (from the Cash Custodian), when they redeem Shares with the Fund. Shares initially comprising the same Basket but offered by the Authorized Participants to the public at different times may have different offering prices, which depend on various factors, including the supply and demand for Shares, the value of the Fund’s assets, and market conditions at the time of a transaction.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.